Short-Term Borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes Payable to Banks [Member]
Short-Term Borrowings [Line Items]
Interest expenses on short term borrowings	$ 165,247	$ 192,198	$ 139,764
Government Loan [Member]
Short-Term Borrowings [Line Items]
Interest expense	$ 77,732	$ 54,614	$ 59,657